Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	₨ 8,340	₨ 7,991
Cash outflow for leases	1,571	1,341
Global Generics-Complex Injectables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	44	2,570
Impairment loss of capital work in progress		89
Impairment of goodwill		392
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	₨ 426	₨ 268
Capitalisation rate of borrowing costs eligible for capitalisation	7.62%	4.65%